As filed with the Securities and Exchange Commission on August 15, 2006
                                     Investment Company Act file number 811-5698



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   June 30


Date of reporting period:  June 30, 2006

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value   Ending Account Value   Expenses Paid During the
                                             01/01/06                 06/30/06                 Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00                $1,014.30                 $2.00
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before             $1,000.00                $1,022.81                 $2.01
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.40% multiplied by the average account value over the period (January 1, 2006 through June 30, 2006, multiplied by 181/365 (to reflect the most recent fiscal half-year).




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Commercial Paper (1.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   York County, PA IDA PCRB
              (Philadelphia Electric Co. Project) - Series 1993A
              LOC BNP Paribas                                                   07/05/06    3.51%    $ 2,000,000     P-1      A1+
-----------                                                                                          -----------
  2,000,000   Total Tax Exempt Commercial Paper                                                        2,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (10.94%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000   Arizona School District TAN Financing Project, COPs - Series 2005 07/28/06    2.92%    $ 3,502,725    MIG-1    SP-1+
  3,000,000   Colorado State General Fund TRAN - Series 2006A                   06/27/07    3.76       3,020,850             SP-1+
  1,955,000   Evendale, OH Tax Increment RB
              LOC Fifth Third Bank                                              05/15/07    3.85       1,955,000     P-1      A-1+
  4,000,000   Lakewood, OH City School District BAN                             09/14/06    3.03       4,003,748    MIG-1
  4,500,000   Texas State TRAN - Series 2005                                    08/31/06    3.00       4,510,658    MIG-1    SP-1+
-----------                                                                                          -----------
 16,955,000   Total Tax Exempt General Obligation Notes & Bonds                                       16,992,981
-----------                                                                                          -----------

Variable Rate Demand Instruments (c) (89.34%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   ABN AMRO Munitops Certificate Trust, - Series 2006-9
              (Alaska International Airports System RB - Series 2006B-D)
              Insured by MBIA Insurance Corpopration                            10/01/14    4.02%    $ 5,000,000
  3,000,000   Chicago, IL Second Lien Water Revenue Refunding Bonds - Series 2004
              Insured by MBIA Insurance Corp.                                   11/01/31    3.97       3,000,000    VMIG-1    A1+
  3,175,000   Connecticut State HEFA (Yale University) - Series X-3             07/01/37    3.92       3,175,000    VMIG-1    A1+
  1,500,000   Connecticut State HEFA (Yale University) - Series V-2             07/01/36    3.85       1,500,000    VMIG-1    A1+
  4,500,000   County of Franklin, OH HRB (US Health Corporation.) - Series A
              LOC Citibank N.A.                                                 12/01/21    3.96       4,500,000    VMIG-1
  4,940,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
              LOC Key Bank N.A.                                                 03/01/32    3.99       4,940,000    VMIG-1
  1,400,000   Emmaus, PA General Authority Local Government
              (Westchester Area School District Project) - Series 1989 B-24
              LOC Depfa Bank PLC                                                03/01/24    4.00       1,400,000              A1+
  3,440,000   Florida HFC (Cypress Lake Apartments) - Series M-1
              LOC Federal Home Loan Mortgage Corp.                              11/01/32    3.97       3,440,000              A1+
  2,655,000   Florida Sunshine State Government Financing Commission
              Insured by AMBAC Assurance Corp.                                  07/01/16    3.98       2,655,000    VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30    4.00%    $ 4,000,000              A1+
  3,200,000   Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
              LOC Royal Bank of Canada                                          02/01/20    3.98       3,200,000              A1+
  1,495,000   Houston County, GA Development Authority
              (Middle Georgia Community Action Agency) - Series 2001
              LOC Columbus Bank & Trust Company                                 01/01/31    4.12       1,495,000     P-1       A1
  1,300,000   Illinois Development Finance Authority RB
              (Jewish Federation of Metropolitan Chicago Project) - Series 2002
              Insured by AMBAC Assurance Corp.                                  09/01/32    4.03       1,300,000    VMIG-1
    755,000   Illinois HEFA RB
              (Rush-Presbyterian St. Luke's Medical Center) - Series 1996B
              LOC Northern Trust Company                                        11/15/06    4.00         755,000    VMIG-1    A1+
  2,000,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National City Bank                                            11/01/20    3.97       2,000,000    VMIG-1
  2,400,000   Jacksonville, (University of Florida Health Science Center) -
              Series 1989
              LOC Bank of America, N.A.                                         07/01/19    4.05       2,400,000    VMIG-1
  3,900,000   Jefferson County, AL Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25    4.04       3,900,000    VMIG-1
  4,815,000   Kings County, WA Limited Tax Obligation Bonds - Series 2005
              (Putters - Series 1184)
              Insured by FGIC                                                   01/01/13    4.03       4,815,000               A1
  2,500,000   Lakeview, MI School District 2002 School Building & Site -        05/01/32    3.96       2,500,000     A1+
              Series B
  2,680,000   Lisle, IL MHRB (Four Lakes Phase V - Lisle Project) - Series 1996
              Collateralized by Federal National Mortgage Association           09/15/26    4.00       2,680,000              A1+
  2,080,000   Long Island Power Authority,  NY - Series F
              Guaranteed by FSA                                                 12/01/29    3.95       2,080,000    VMIG-1    A1+
  3,140,000   Long Island Power Authority NY RB (Electric System) - Subseries 1B
              LOC State Street Bank & Trust Company                             05/01/33    4.00       3,140,000    VMIG-1    A1+
  2,000,000   Marshall County, WV PCRB
              (Mountaineer Carbon Company Project) - Series 1985                12/01/20    4.03       2,000,000              A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Massachusetts Bay Transportation Authority - Series 2000          03/01/30    3.96%    $ 5,000,000    VMIG-1    A1+
  3,900,000   Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002B
              LOC Fifth Third Bank                                              04/01/32    3.98       3,900,000              A1+
  1,740,000   Missouri State HEFA
              LOC US Bank N. A.                                                 11/15/22    4.09       1,740,000    VMIG-1    A1+
  3,500,000   New Jersey Health Care Facilities Finance Authority
              (Meridian Health System) - Series 2003B
              LOC Bank of America N.A.                                          07/01/33    3.86       3,500,000    VMIG-1     A1
  1,400,000   New Ulm, MN Hospital Facility RB
              (Health Central Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A.                                        08/01/14    4.05       1,400,000              A1+
  4,380,000   New York State Domitory Authority RB
              (Mental Health Services Facilities Improvement RB) - Series F-2C
              Insured by FSA                                                    02/15/21    3.95       4,380,000              A1+
  4,115,000   New York State Housing Finance Agency RB
              (10 Barclays Street Housing RB) - Series A
              Guaranteed by Federal National Mortgage Association               11/15/37    3.95       4,115,000    VMIG-1
  2,450,000   North Carolina, Educational Facilities Finance RB
              (Duke University Project) - Series 1987A                          12/01/17    3.90       2,450,000    VMIG-1    A1+
  1,700,000   Oregon State GO - Series 73H                                      12/01/19    3.98       1,700,000    VMIG-1    A1+
  4,000,000   Pennsylvania EDFA (Amtrak Project) - Series 2001B
              LOC JP Morgan Chase Bank N.A.                                     11/01/41    4.06       4,000,000    VMIG-1    A1+
  4,800,000   Private Hospital Authority of Dekalb, GA
              (Egleston Childrens Hospital) - Series 1994B
              LOC SunTrust Bank                                                 03/01/24    3.97       4,800,000    VMIG-1    A1+
    445,000   Reading, PA (York County General Authority) - Series 1996A
              Insured by AMBAC Assurance Corp.                                  09/01/26    3.98         445,000              A1+
  4,650,000   Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000
              Guaranteed by Texas Permanent School Fund                         08/15/24    3.97       4,650,000    VMIG-1    A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (c) (Continued)
----------------------------------------------------------------------------------------------------------------------------------
$ 4,490,000   The Eagle Tax Exempt Trust - Series 20000904 Class A
              Insured by FGIC                                                   07/01/16    4.02%   $  4,490,000              A1+
  4,380,000   Town of Hurley, NM
              (Kennecott Santa Fe Corporation Project) - Series 1985            12/01/15    3.99       4,380,000     P-1      A1+
  1,905,000   Tulsa County, OK IDA (First Mortgage - Montercau) - Series 2002A
              LOC BNP Paribas                                                   07/01/32    3.99       1,905,000              A1+
  1,900,000   University of Kansas Hospital Authority RB
              (KU Health System) - Series 2004
              LOC Harris Trust N. A.                                            09/01/34    4.04       1,900,000              A1+
  4,075,000   University of North Carolina Board of Governors
              Chapel Hill RB - Series 2001B                                     12/01/25    3.95       4,075,000    VMIG-1    A1+
  1,700,000   University of North Florida, Capital Improvement RB - Series 1994
              LOC Wachovia Bank N.A.                                            11/01/24    4.01       1,700,000    VMIG-1
  2,000,000   Valdez, AK Marine Terminal
              (British Petroleum Pipelines Inc. Project)                        12/01/33    3.88       2,000,000    VMIG-1    A1+
    500,000   Wisconsin HEFA (Alverno College Project) - Series 1997
              LOC Allied Irish Bank                                             11/01/17    4.09         500,000    VMIG-1
  2,000,000   Wisconsin Public Power Inc System Power Supply System RB Putters
              - Series 1150
              Insured by AMBAC Assurance Corp.                                  07/01/13    4.01       2,000,000    VMIG-1
  7,800,000   Wisconsin State HEFA
              LOC Marshall & Ilsley                                             04/01/28    4.04       7,800,000               A1
-----------                                                                                         ------------
138,705,000   Total Variable Rate Demand Instruments                                                 138,705,000
-----------                                                                                         ------------
              Total Investments (101.57%) (Cost $157,697,981+)                                       157,697,981
              Liabilities in excess of cash and other assets (-1.57%)                                 (2,440,293)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $155,257,688
                                                                                                    ============

           + Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006

================================================================================


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b) The interest rate shown reflects the securities current coupon, unless yield is available.

(c) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
   BAN    =   Bond Anticipation Note                        IDA    =   Industrial Development Authority
   COP    =   Certificates of Participation                 IDC    =   Industrial Development Corporation
   EDFA   =   Economic Development Finance Authority        LOC    =   Letter of Credit
   FGIC   =   Financial Guaranty Insurance Company          MHRB   =   Multi-Family Housing Revenue Bond
   FSA    =   Financial Security Assurance                  PCRB   =   Pollution Control Revenue Bond
   GO     =   General Obligation                            RB     =   Revenue Bond
   HEFA   =   Health and Education Facilities Authority     TAN    =   Tax Anticipation Note
   HFC    =   Housing Finance Commission                    TRAN   =   Tax and Revenue Anticipation Note
   HRB    =   Hospital Revenue Bond













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
JUNE 30, 2006

================================================================================

-------------------------- --------------------------- --------------------------------
          States                      Value                     % of Portfolio
-------------------------- --------------------------- --------------------------------
Alabama                            $   3,900,000                     2.47%
Alaska                                 7,000,000                     4.44
Arizona                                3,502,725                     2.22
Colorado                               3,020,850                     1.92
Connecticut                            4,675,000                     2.96
Florida                               14,685,000                     9.31
Georgia                               10,295,000                     6.53
Illinois                               7,735,000                     4.91
Indiana                                2,000,000                     1.27
Kansas                                 1,900,000                     1.20
Massachusetts                          5,000,000                     3.17
Michigan                               6,400,000                     4.06
Minnesota                              1,400,000                     0.89
Missouri                               1,740,000                     1.10
New Jersey                             3,500,000                     2.22
New Mexico                             4,380,000                     2.78
New York                              13,715,000                     8.70
North Carolina                         6,525,000                     4.14
Ohio                                  15,398,748                     9.76
Oklahoma                               1,905,000                     1.21
Oregon                                 1,700,000                     1.08
Pennsylvania                           7,845,000                     4.97
Texas                                 12,360,658                     7.84
Washington                             4,815,000                     3.05
West Virginia                          2,000,000                     1.27
Wisconsin                             10,300,000                     6.53
-------------------------- --------------------------- --------------------------------
Total                              $ 157,697,981                   100.00%
-------------------------- --------------------------- --------------------------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1)..................................      $    157,697,981
  Cash...................................................................................               278,096
  Receivable for fund shares sold........................................................                53,723
  Accrued interest receivable............................................................             1,076,894
                                                                                               ----------------
       Total assets......................................................................           159,106,694
                                                                                               ----------------


LIABILITIES

  Payable for securities purchased.......................................................             3,020,850
  Payable for fund shares redeemed.......................................................               527,648
  Dividends payable......................................................................               298,813
  Payable to affiliates*.................................................................                 1,695
                                                                                               ----------------
       Total liabilities.................................................................             3,849,006
                                                                                               ----------------
  Net assets.............................................................................      $    155,257,688
                                                                                               ================


SOURCE OF NET ASSETS:

  Net capital paid in on shares of capital stock (Note 3)................................      $    155,260,874
  Accumulated net realized losses........................................................                (3,186)
                                                                                               ----------------
  Net assets.............................................................................      $    155,257,688
                                                                                               ================
  Net asset value, per share (Note 3):
     ($155,257,688 applicable to 155,263,055 shares outstanding).........................              $   1.00
                                                                                                       ========

  *  Fee payable to Reich & Tang Asset Management.












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30,2006

================================================================================

INVESTMENT INCOME
Interest income.....................................................................    $   4,684,696
Expenses (Note 2)...................................................................         (635,250)
                                                                                        -------------
Net investment income...............................................................        4,049,446



REALIZED GAIN ON INVESTMENTS

Net realized gain on investments....................................................              -0-
                                                                                        -------------
Net increase in net assets from operations..........................................    $   4,049,446
                                                                                        =============































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2006 AND 2005

================================================================================

                                                                             2006                    2005
                                                                          ----------              ----------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................   $     4,049,446         $     2,307,755
    Net realized gain on investments.................................               -0-                  15,243
                                                                        ---------------         ---------------
    Net increase in net assets resulting from operations.............         4,049,446               2,322,998
Dividends to shareholders from net investment income.................        (4,049,446)             (2,307,755)
Capital share transactions (Note 3)..................................         4,474,164             (19,593,543)
                                                                        ---------------         ---------------
        Total increase (decrease)....................................         4,474,164             (19,578,300)
Net assets:
    Beginning of year................................................       150,783,524             170,361,824
                                                                        ---------------         ---------------
    End of year......................................................   $   155,257,688         $   150,783,524
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                        ===============         ===============


















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. ("Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Capital Stock

At June 30, 2006, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $155,260,874. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                        Year
                                                     Ended                       Ended
                                                 June 30, 2006               June 30, 2005
                                                 -------------               -------------
Sold......................................         906,402,669                 761,007,007
Issued on reinvestment of dividends.......           1,398,146                     797,205
Redeemed..................................        (903,326,651)               (781,397,755)
                                                 -------------               -------------
Net increase (decrease)...................           4,474,164                 (19,593,543)
                                                 =============               =============


4. Tax Information

Accumulated undistributed realized losses at June 30, 2006 amounted to $3,186. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.

The tax character of all distributions paid during the years ended June 30, 2006 and 2005 were tax-exempt.

At June 30, 2006, the Fund had no distributable earnings.



5. Financial Highlights

                                                                             Years Ended June 30,
                                                       --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income....................              0.025        0.014        0.006        0.009        0.015
Less distributions from:
   Dividends from net investment income.....             (0.025)      (0.014)      (0.006)      (0.009)      (0.015)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year................           $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return................................              2.57%        1.36%        0.60%        0.92%        1.48%
Ratios/Supplemental Data
Net assets, end of year (000's).............           $ 155,258    $ 150,784    $ 170,362    $ 190,422    $ 201,725
Ratios to average net assets:
   Expenses ................................              0.40%        0.40%        0.40%        0.40%        0.40%
   Net investment income....................              2.55%        1.34%        0.59%        0.92%        1.48%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Tax Exempt Proceeds Fund, Inc. (the "Fund") including the schedule of investments, as of June 30, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


New York, New York                             Sanville & Company
July 19, 2006.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




































--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                          Directors and Officers Information
                                                    June 30, 2006+
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(1),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director      held by
                                          Time                                                                   Director
                                        Served(2)
---------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------
Catherine Boone,         Director         2000       Assistant Treasurer, State of         One portfolio           N/A
Age 62                                               Connecticut, Office of the
                                                     Treasurer since 1999, Deputy
                                                     Assistant Treasurer, State of
                                                     Connecticut, Office of the
                                                     Treasurer from March 1995 to
                                                     2000.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Marian Chertow, PhD.,    Director         1989       Director, Industrial                  One portfolio           N/A
Age 51                                               Environmental Management
                                                     Program, School of Forestry and
                                                     Environmental Studies at Yale
                                                     University since July 1991.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Glenn Klocko,            Director         1990       Comptroller, City of Bristol,         One portfolio           N/A
Age 50                                               Connecticut since May 1998;
                                                     Director of Finance, Town of
                                                     Avon, Connecticut from 1988 to
                                                     1998.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
John Richmond,           Director         1989       Was Deputy Treasurer - Debt           One portfolio           N/A
Age 82                                               Management for the State of
                                                     Connecticut from March 1975
                                                     until his retirement in June
                                                     1987.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Howard Rifkin,           Director         2000       Deputy Treasurer, State of            One portfolio           N/A
Age 55                                               Connecticut, Office of the
                                                     Treasurer since January 1999,
                                                     Deputy Secretary of the State,
                                                     State of Connecticut, from
                                                     January 1997 to January 1999
                                                     and Associate Professor and
                                                     Director, Institute of Public
                                                     Service, University of
                                                     Connecticut from 1991 to 1997.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Directors and Officers Information
                                               June 30, 2006+ (continued)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(1),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director      held by
                                          Time                                                                   Director
                                        Served(2)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,          President     Since 1994    Manager and President of Reich   Director/Trustee and/or      N/A
Age 52                      and                      & Tang Asset Management, LLC       Officer of sixteen
                           CEO(3)                    ("RTAM, LLC"), a registered         other portfolios
                                                     Investment Advisor and President
                                                     of the Mutual Funds Division of
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since 1994.  Mr. Duff
                                                     is also President and Director/
                                                     Trustee of nine funds in the
                                                     Reich & Tang Fund Complex,
                                                     Director of Pax World Money
                                                     Market Fund, Inc., and Principal
                                                     Executive Officer of Delafield
                                                     Fund, Inc.  Mr. Duff also serves
                                                     as a Director of Reich & Tang
                                                     Services, Inc. and Reich & Tang
                                                     Distributors, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Richard De Sanctis,        Vice        Since 2005    Executive Vice President and CFO           N/A                N/A
Age 49                   President                   of RTAM LLC.  Associated with
                                                     RTAM, LLC since 1990.  Mr. De
                         Treasurer      From 1994    Sanctis is Vice President of ten
                            and          to 2004     other funds in the Reich & Tang
                         Assistant                   Fund Complex, Vice President and
                         Secretary                   Assistant Secretary of Cortland
                                                     Trust, Inc. and serves as
                                                     Executive Vice President and
                                                     Chief Financial Officer of Reich
                                                     & Tang Services, Inc. and Reich
                                                     & Tang Distributors, Inc.  Prior
                                                     to December 2004, Mr. De Sanctis
                                                     was Treasurer and Assistant
                                                     Secretary of eleven funds in the
                                                     Reich & Tang Fund Complex and
                                                     Vice President, Treasurer and
                                                     Assistant Secretary of Cortland
                                                     Trust, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                          Directors and Officers Information
                                               June 30, 2006+ (continued)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(1),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director      held by
                                          Time                                                                   Director
                                        Served(2)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,           Vice           1990       Senior Vice President of RTAM,             N/A                N/A
Age 55                   President                   LLC.  Associated with RTAM, LLC
                                                     since 1977.  Ms. Flewharty is
                                                     also Vice President of eleven
                                                     other funds in the Reich & Tang
                                                     Fund Complex.  Ms. Flewharty
                                                     also serves as Senior Vice
                                                     President of Reich & Tang
                                                     Distributors, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Rosanne Holtzer,           Chief                     Senior Vice President,                     N/A                N/A
Age 41                   Compliance                  Compliance Officer and Assistant
                          Officer      Since 2004    Secretary of RTAM, LLC.
                                                     Associated with RTAM, LLC since
                         Secretary     Since 2001    1986.  Ms. Holtzer is also Cheif
                                                     Compliance Officer, Secretary
                         Assistant     Since 1998    and Assistant Treasurer of
                         Treasurer                   eleven other funds in the Reich
                                                     & Tang Fund Complex.  Ms.
                                                     Holtzer also serves as Senior
                                                     Vice President, Assistant
                                                     Secretary & Compliance Officer
                                                     of Reich & Tang Distributors,
                                                     Inc. and Senior Vice President,
                                                     Assistant Secretary & Chief
                                                     Compliance Officer of Reich &
                                                     Tang Services, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Directors and Officers Information
                                               June 30, 2006+ (continued)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(1),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director      held by
                                          Time                                                                   Director
                                        Served(2)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------
Michael Lydon,             Vice        Since 2005    Executive Vice President and               N/A                N/A
Age 43                   President                   Chief Operations Officer of
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since January 2005.
                                                     Mr. Lydon was Vice President at
                                                     Automatic Data Processing from
                                                     July 2000 to December 2004.
                                                     Prior to July 2000, Mr. Lydon
                                                     was Executive Vice President
                                                     and Chief Information Officer of
                                                     RTAM, LLC.  Mr. Lydon is also
                                                     Vice President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  Mr. Lydon also serves
                                                     as Executive Vice President and
                                                     Chief Operations Officer for
                                                     Reich & Tang Distributors, Inc.
                                                     and Reich & Tang Services, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Anthony Pace,            Treasurer                   Vice President of RTAM, LLC                N/A                N/A
Age 41                      and                      since September 2004.  Mr. Pace
                         Assistant                   was a Director of a Client
                         Secretary     Since 2004    Service Group at GlobeOp
                                                     Financial Services, Inc. from
                                                     May 2002 to August 2004 and
                                                     Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset
                                                     Management Inc. from 1998 to May
                                                     2002.  Mr. Pace is also
                                                     Treasurer and Assistant
                                                     Secretary of eleven other funds
                                                     in the Reich & Tang Fund
                                                     Complex.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                          Directors and Officers Information
                                               June 30, 2006+ (continued)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(1),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director      held by
                                          Time                                                                   Director
                                        Served(2)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------
Irene Ward,                Vice           1999       Senior Vice President of RTAM,             N/A                N/A
Age 59                   President                   LLC.  Associated with RTAM, LLC
                                                     since 1986.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

(1) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(3) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020


Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020


Custodian
    The Bank of New York
    2 Hanson Place, 7th Floor
    Brooklyn, New York 11217


Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020





TEP06/06A


--------------------------------------------------------------------------------

                                   TAX EXEMPT
                                   PROCEEDS
                                   FUND, INC.













                                          Annual Report
                                          June 30, 2006

--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Glenn S. Klocko, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


                                    FYE 6/30/2006                      FYE 6/30/2005
                                    -------------                      -------------
4(a)     Audit Fees                 $17,500                            $17,400
4(b)     Audit Related Fees         $     0                            $     0
4(c)     Tax Fees                   $ 1,500                            $ 1,100
4(d)     All Other Fees             $     0                            $     0


4(e)(1) The registrant's audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm ("accountants") for the registrant and (ii) any non-audit services performed by the accountants for the registrant's investment adviser and control persons of the adviser that provide ongoing services to the registrant ("Service Affiliates") if the services relate directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

4(e)(2) None

4(f) Not applicable.

4(g) $1,500 and $74,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2006. $ 1,100 and $139,125, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: August 15 , 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: August 15, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: August 15, 2006

* Print the name and title of each signing officer under his or her signature.